Gain (Loss) on Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Gain (Loss) On Financial Instruments [Abstract]
Schedule of Gain (Loss) on Financial Instruments

	Year-ended December 31,
	2025	2024
Financial Assets
Denarius common shares (Note 8b)	$1,713	$895
Denarius debenture (Note 8b)	5,661	2,071
Denarius warrants (Note 8b)	8	(98)
Embedded derivative asset in 2029 Senior Notes (Note 11b)	7,505	(1,760)
Investment in McFarlane common shares (Note 8a)	(1,083)	4
Total Financial Assets	13,804	1,112
Financial Liabilities
Gold Notes (Note 11c)	(24,093)	(20,275)
Convertible debentures (Note 11d)	—	565
Unlisted warrants	—	466
ARIS.WT.A Listed warrants (Note 14c)	(66,519)	1,965
Total Financial Liabilities	(90,612)	(17,279)
Total	$(76,808)	$(16,167)